Term Loan (Tables)	9 Months Ended
Dec. 31, 2024
Term Loan Disclosure [Abstract]
Schedule of term loan [Table Text Block]
	TERM LOAN 1	TERM LOAN 2	TOTAL
Balance, March 31, 2023	$4,397	$2,742	$7,139
Interest	131	81	212
Repayment	(1,073)	(669)	(1,742)
Foreign exchange movement	(1)	-	(1)
Balance, March 31, 2024	$3,454	$2,154	$5,608
Interest	103	62	165
Repayment	(960)	(597)	(1,557)
Foreign exchange movement	(164)	(102)	(266)
Balance, December 31, 2024	$2,433	$1,517	$3,950